Fair Value Measurements - Schedule of Fair Value Hierarchy of Financial Instruments (Parenthetical) (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Settlement including foreign exchange	$ 2,621